UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Palisades Hudson Asset Management, L.P.
Address:  2 Overhill Road, Suite 100
          Scarsdale, NY 10583

Form 13F File Number: 028-12109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Paul Jacobs
Title:    Chief Compliance Officer
Phone:    678-500-8620

Signature, Place, and Date of Signing:

      /s/ Paul Jacobs               Atlanta, GA                10-17-2011
     ---------------------          -------------              ---------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:  $    92,305
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  Form 13F File Number  Name

1.028-11964        	Aperio Group LLC

Consolidated Positions as of 9-30-11
                               Title of                                        Investment             Other    Voting
Name of Issuer                  Class     CUSIP       Value       Shares       Discretion            Managers Authority
- ----------------------------------------------------------------------------------------------------------------------
A T & T Corp			Common	00206R102    373,982.76	  13,113	Shared-Other            1      None
Abbott Laboratories		Common	002824100    314,204.16	   6,144	Shared-Other            1      None
Adobe Systems Inc		Common	00724F101    224,998.53	   9,309	Shared-Other            1      None
Amazon.com Inc			Common	023135106    217,311.15	   1,005	Shared-Other            1      None
Apple Inc			Common	037833100    945,292.28	   2,479	Shared-Other            1      None
Apple Inc			Common	037833100      1,143.96	       3	Full Discretion/Sole    N/A    Sole
Bank Of America Corp		Common	060505104     89,988.48	  14,704	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670702    118,139.52	   1,663	Shared-Other            1      None
Berkshire Hathaway Inc Del Cl	Common	084670702  2,901,984.00	  40,850	Full Discretion/Sole    N/A    Sole
BP Plc ADR			Common	055622104    324,846.42	   9,006	Shared-Other            1      None
Campbell Soup Company		Common	134429109     14,954.94	     462	Shared-Other            1      None
Campbell Soup Company		Common	134429109    200,629.26    6,198	Full Discretion/Sole    N/A    Sole
CH Robinson Worldwide Inc	Common	12541W209    555,497.11	   8,113	Shared-Other            1      None
ChevronTexaco			Common	166764100    377,304.25	   4,075	Shared-Other            1      None
Coca Cola Company		Common	191216100    435,626.88	   6,448	Shared-Other            1      None
Colgate-Palmolive Co		Common	194162103  5,071,165.80	  57,185	Full Discretion/Sole    N/A    Sole
Costco				Common	22160K105    215,016.34	   2,618	Shared-Other            1      None
DJ Wilshire REIT		Common	78464A607    290,014.86	   5,133.01	Full Discretion/Sole    N/A    Sole
Exxon Mobil Corporation		Common	30231G102    865,459.08	  11,916	Shared-Other            1      None
Exxon Mobil Corporation		Common	30231G102     25,928.91	     357	Full Discretion/Sole    N/A    Sole
Family Dollar Stores		Common	307000109    350,069.38	   6,883	Shared-Other            1      None
Ford Motor Company		Common	345370860    113,632.17	  11,751	Shared-Other            1      None
General Electric Company	Common	369604103    370,637.44	  24,352	Shared-Other            1      None
Genworth Financial Inc		Common	37247D106     70,894.74	  12,351	Shared-Other            1      None
Goldman Sachs Group Inc		Common	38141G104    206,213.55	   2,181	Shared-Other            1      None
Google Inc			Common	38259P508    279,151.68	     542	Shared-Other            1      None
Intel Corp			Common	458140100    265,364.73	  12,438	Shared-Other            1      None
Intl Business Machines		Common	459200101    530,030.97	   3,031	Shared-Other            1      None
iShares MSCI Australia Index	Common	464286103  2,330,408.32	 116,171.90	Full Discretion/Sole    N/A    Sole
iShares MSCI Canada Index	Common	464286509    214,627.07	   8,420.05	Full Discretion/Sole    N/A    Sole
iShares MSCI Japan Idx Fd	Common	464286848  5,796,770.74	 612,766.47	Full Discretion/Sole    N/A    Sole
iShares Russell 2000 Value Ind	Common	464287630    328,873.90	   5,766.68	Full Discretion/Sole    N/A    Sole
iShares S&P Europe 350 Index	Common	464287861  1,223,802.32	  38,399.82	Full Discretion/Sole    N/A    Sole
iShares S&P North American Nat	Common	464287374    327,454.51	   9,786.45	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Index	Common	464287804  8,198,270.28	 140,045.62	Full Discretion/Sole    N/A    Sole
iShares S&P SmallCap 600 Value	Common	464287879  6,011,727.33	 101,566.61	Full Discretion/Sole    N/A    Sole
iShares Trust Russell 2000 Ind	Common	464287655    411,902.87	   6,405.96	Full Discretion/Sole    N/A    Sole
iShares Trust S&P 500 Index	Common	464287200 22,891,019.18	 201,345.93	Full Discretion/Sole    N/A    Sole
Johnson & Johnson		Common	478160104    391,693.50	   6,150	Shared-Other            1      None
Johnson & Johnson		Common	478160104    976,558.77   15,333	Full Discretion/Sole    N/A    Sole
Kellogg Company			Common	487836108        15,957      300	Shared-Other            1      None
Kellogg Company			Common	487836108    317,437.92	   5,968	Full Discretion/Sole    N/A    Sole
Leggett & Platt Inc		Common	524660107    205,321.25	  10,375	Shared-Other            1      None
Microsoft Corp			Common	594918104    299,227.58	  12,022	Shared-Other            1      None
Microsoft Corp			Common	594918104    125,047.36	   5,024	Full Discretion/Sole    N/A    Sole
Oracle Corp			Common	68389X105    256,648.20	   8,930	Shared-Other            1      None
Pfizer Incorporated		Common	717081103    323,490.96	  18,297	Shared-Other            1      None
Philip Morris International In	Common	718172109    259,251.28	   4,156	Shared-Other            1      None
PNC Financial Services Group	Common	693475105    288,031.63	   5,977	Shared-Other            1      None
Qualcomm Inc			Common	747525103    205,169.97	   4,219	Shared-Other            1      None
SPDR S&P 500			Common	78462F103 24,460,050.53	 216,173.67	Full Discretion/Sole    N/A    Sole
Wellpoint Hlth Ntwks New	Common	94973V107    316,673.28	   4,851	Shared-Other            1      None
Yum Brands Inc			Common	988498101    379,759.71	   7,689	Shared-Other            1      None